Share Capital (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jul. 02, 2025	Jun. 10, 2024
Share Capital [Line Items]
Authorized capital (in Dollars)	$ 75,000
Issued capital (in Dollars)	$ 21,625	$ 19,443
Repurchased shares	100,871
Weighted average purchase price per share (in Dollars per share)	$ 17.83
Repurchased total consideration (in Dollars)	$ 1,798,849
Series C Ordinary Share [Member]
Share Capital [Line Items]
Shares issued				2,142,858
Warrants [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share)	$ 5.9
Ordinary Shares [Member]
Share Capital [Line Items]
Shares issued	73,500,000		2,529,946
Par value per share (in Dollars per share)	$ 0.001
Issued capital (in Dollars)	$ 21,625	$ 19,443
Number of ordinary shares issued	21,625,047	19,443,242
Preference Shares [Member]
Share Capital [Line Items]
Shares issued	15,000,000
Par value per share (in Dollars per share)	$ 0.0001